UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           February 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $ 43,938
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2  COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE OF               VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                   -----      -----       --------  -------   --------   ----------  --------  ----    ------  ----

ACCESS INTEGRATED TECHNOLOGY I     CLA     004329108       104      10,000               SOLE                  10,000
CAMECO CORP                        Com     13321L108    12,678     200,000               SOLE                 200,000
COLOR KINETICS INC                 Com     19624P100     5,756     400,000               SOLE                 400,000
COVAD COMMUNICATIONS GROUP I       Com     222814204     1,078   1,100,000               SOLE               1,100,000
DTS INC                            Com     23335C101     4,440     300,000               SOLE                 300,000
FOXHOLLOW TECHNOLOGIES INC         Com     35166A103       298      10,000               SOLE                  10,000
FUEL-TECH NV                       Com     359523107       907     100,000               SOLE                 100,000
INPHONIC INC                       Com     45772G105       869     100,000               SOLE                 100,000
MILLICOM INTL CELLULAR SA        SHS NEW   L6388F110     6,710     250,000               SOLE                 250,000
NET 1 UEPS TECHNOLOGIES INC      Com New   64107N206     5,770     200,000               SOLE                 200,000
POKERTEK INC                       Com     730864105       492      50,000               SOLE                  50,000
WORLDSPACE INC                     CLA     981579105       726      50,000               SOLE                  50,000
WPT ENTERPRISES INC                Com     98211W108     4,110     692,000               SOLE                 692,000

                                                        43,938   3,462,000

SK 00618 0001 641975